Supplement Dated May 19, 2025
To The Prospectus and Statement of Additional Information Dated April 28, 2025 For

PERSPECTIVE ADVISORY II® FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus and statement of additional information. Please read and keep it together with your prospectus and statement of additional information for future reference. To obtain an additional copy of a prospectus or statement of additional information, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

➢    Effective May 1, 2025, the paragraphs that contain disclosures relating to the Bloomberg indices, beginning on page B-6 of the section titled "APPENDIX B: TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES" of the prospectus and page 2 of the Statement of Additional Information, in the subsection titled "Trademarks, Service Marks, and Related Disclosures", under the section titled "General Information and History", have been deleted and replaced with the following:

"Bloomberg®" and the Bloomberg Indices (as defined below) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Bloomberg Indices (collectively, "Bloomberg"), and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). To the extent a Third-Party Provider contributes intellectual property in connection with the Bloomberg Indices, such third-party products, company names and logos are trademarks or service marks, and remain the property of such Third-Party Provider.

The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Bloomberg or any Third-Party Provider. Neither Bloomberg nor any Third-Party Provider makes any representation or warranty, express or implied, to the owners of or counterparties to the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly. The only relationship between Bloomberg, Third-Party Providers, and JNAM is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which is determined, composed and calculated by BISL without regard to JNAM or the JNL Funds. Bloomberg has no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued. Neither Bloomberg nor any Third-Party Provider shall have any obligation or liability, including, without limitation, to the customers of the JNL Funds, or in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Bloomberg Indices")	Fund (collectively, the "JNL Funds")
Bloomberg 1-3 Year Government/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg EM USD Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund
Bloomberg Global Aggregate Index	JNL/American Funds Capital World Bond Fund JNL/DoubleLine® Emerging Markets Fixed Income Fund JNL/JPMorgan Global Allocation Fund
Bloomberg Global Aggregate ex-China Index	JNL/JPMorgan Global Allocation Fund
Bloomberg U.S. High Yield – 2% Issuer Cap Index	JNL/PPM America High Yield Bond Fund JNL/T. Rowe Price U.S. High Yield Fund

Index (collectively, the "Bloomberg Indices")	Fund (collectively, the "JNL Funds")
Bloomberg U.S. Aggregate Index
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Floating Rate Income Fund
JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Total Return Fund
JNL/Dreyfus Government Money Market Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Bond Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Real Return Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Investment Grade Credit Fund
JNL/PPM America Total Return Fund
JNL/T. Rowe Price Balanced Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price U.S. High Yield Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund

Bloomberg U.S. Credit Index	JNL/PIMCO Investment Grade Credit Bond Fund JNL/PPM America Investment Grade Credit Fund
Bloomberg U.S. Government Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. Treasury: U.S. TIPS Index	JNL/PIMCO Real Return Fund
Bloomberg USD 1 Month Cash Deposit Index	JNL/Dreyfus Government Money Market Fund

NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EACH EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, THIRD-PARTY PROVIDERS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES-WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE-ARISING IN CONNECTION WITH THE JNL FUNDS OR BLOOMBERG INDICES AND BLOOMBERG, ANY THIRD-PARTY PROVIDER, THEIR LICENSORS, AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES-WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE, OR OTHERWISE-ARISING IN CONNECTION WITH THE INDEX OR ANY DATA OR VALUES RELATING THERETO-WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

______________________________
(To be used with JMV18691 04/25 and JMV19400 04/25)

VPS00089 05/25